Debt - Convertible Notes (Details) $ / shares in Units, $ in Thousands				1 Months Ended
	Apr. 29, 2022 USD ($)	Oct. 28, 2020 USD ($)	Apr. 15, 2020 USD ($) $ / shares shares	May 31, 2015 USD ($) D $ / shares
Convertible Notes
Amount of debt	$ 20,000	$ 25,000	$ 25,000	$ 25,000
Debt principal after scheduled paydown	15,000	20,000
Scheduled decrease in the aggregate principal amount	$ 5,000	$ 5,000
Interest rate of debt (as a percent)	7.00%	7.00%	7.00%	7.50%
Conversion price (in dollars per share) | $ / shares				$ 21.50
Conditional conversion price (in dollars per share) | $ / shares				$ 30.10
Number of trading days for which stock price must exceed specified price | D				20
Number of consecutive trading days during which stock price must exceed specified price | D				30
Agreement term		18 months	6 months
Warrant cash exercise price | $ / shares			$ 2.97
Relative fair value of warrants recorded as debt discount			$ 242
Effective interest rate			8.90%
Maximum
Convertible Notes
Aggregate number of common shares which can be purchased with warrants issued | shares			212,649